Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset retirement obligations
Asset retirement obligations at beginning of year	$ 82,722	$ 70,891	$ 56,482
Liabilities added from acquisitions or drilling	5,958	9,700	11,785
Liabilities removed upon sale of wells	(1,795)	(64)	(19)
Liabilities settled	(91)	(229)	(39)
Accretion expense	4,377	4,032	3,111
Revision of estimates	178	(774)	(429)
Liabilities retained by our predecessor		(834)
Asset retirement obligations at end of year	$ 91,349	$ 82,722	$ 70,891